Power Income VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 97.7%
	COMMODITY FUND - 6.0%
13,386	SPDR Gold MiniShares Trust *
	TOTAL COMMODITY FUND (Cost - $230,945)	$ 251,657

	DEBT FUNDS - 82.0%
4,809	iShares 0-5 Year High Yield Corporate Bond ETF	211,355
5,270	iShares 7-10 Year Treasury Bond ETF	641,991
3,153	iShares iBoxx $ Investment Grade Corporate Bond ETF	424,741
11,927	iShares Short Maturity Bond ETF	597,662
1,972	iShares Short-Term National Muni Bond ETF +	213,173
26,869	JPMorgan Ultra-Short Income ETF	1,364,811
	TOTAL DEBT FUNDS (Cost - $3,364,312)	3,453,733

	EQUITY FUNDS - 9.7%
4,183	iShares Core Dividend Growth ETF	166,442
3,965	iShares Emerging Markets Dividend ETF	119,386
1,209	iShares MSCI USA Quality Factor ETF	125,422
	TOTAL EQUITY FUNDS (Cost - $398,464)	411,250

	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,993,721)	4,116,640

	SHORT-TERM INVESTMENTS -2.8%
	MONEY MARKET FUNDS - 2.8%
2,372	Dreyfus Treasury Securities Cash Management - Institutional Class, 0.01% **	2,372
1,565	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 0.03% **	1,565
101,297	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 0.00% **	101,297
13,900	Invesco STIT Liquid Assets - STIT - Government & Agency Portfolio - Institutional Class, 0.01% **	13,900
	TOTAL SHORT-TERM INVESTMENTS (Cost - $119,134)	119,134

	COLLATERAL FOR SECURITIES LOANED - 3.4%
143,325	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.03% **	143,325
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $143,325)

	TOTAL INVESTMENTS - 103.9% (Cost - $4,256,180)	$ 4,379,099
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.9) %	(166,212)
	NET ASSETS - 100.0%	$ 4,212,887

	ETF - Exchange Traded Fund
	MSCI - Morgan Stanley Capital International
	SPDR - Standard & Poor's Depositary Receipt
*	Non-income producing security.
**	Money market fund; interest rate reflects effective yield on September 30, 2020.
+	All or a portion of this security is on loan. Total loaned securities had a value of $140,452 as of September 30, 2020

Power Dividend Index VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020
Shares		Fair Value
	COMMON STOCK - 97.3%
	ADVERTISING & MARKETING - 3.9%
10,421	Interpublic Group of Cos, Inc.	$ 173,718
3,475	Omnicom Group, Inc.	172,012
		345,730
	APPAREL & TEXTILE PRODUCTS - 2.1%
11,779	Hanesbrands, Inc.	185,519

	BANKING - 6.0%
25,970	FNB Corp.	176,077
18,869	Huntington Bancshares, Inc.	173,029
18,005	People's United Financial, Inc.	185,632
		534,738
	BIOTECH & PHARMA - 10.5%
760	Amgen, Inc.	193,162
3,131	Bristol-Myers Squibb Co.	188,768
1,249	Johnson & Johnson	185,951
2,183	Merck & Co., Inc.	181,080
5,094	Pfizer, Inc.	186,950
		935,911
	CABLE & SATELLITE - 2.1%
4,142	Comcast Corp.	191,609

	CHEMICALS - 2.0%
2,265	Eastman Chemical Co.	176,942

	COMMERCIAL SUPPORT SERVICIES - 2.2%
12,157	H&R Block, Inc.	198,037

	CONSTRUCTION MATERIALS - 2.0%
7,933	MDU Resources Group, Inc.	178,492

	CONTAINERS & PACKAGING - 4.1%
1,754	Packaging Corp. of America	191,274
3,437	Sonoco Products Co.	175,528
		366,802
	DIVERSIFIED INDUSTRIALS - 2.0%
1,786	Eaton Corp. PLC	182,226

	ELECTRIC UTILITIES - 4.0%
5,723	NRG Energy, Inc.	175,925
9,845	Vistra Corp.	185,677
		361,602
	ELECTRICAL EQUIPMENT - 2.0%
10,051	nVent Electric PLC	177,802

	ENTERTAINMENT CONTENT - 2.0%
6,311	ViacomCBS Inc	176,771

	FOOD - 6.4%
7,895	Flowers Foods, Inc.	192,085
3,149	General Mills, Inc.	194,230
1,632	J M Smucker Co.	188,529
		574,844
	HOME & OFFICE PRODUCTS - 4.0%
4,061	Leggett & Platt, Inc.	167,191
1,045	Whirlpool Corp.	192,165
		359,356
	INDUSTRIAL SUPPORT SERVICES - 4.1%
2,883	MSC Industrial Direct Co., Inc.	182,436
785	Watsco, Inc.	182,819
		365,255
Power Dividend Index VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
Shares		Fair Value
	COMMON STOCK - 97.3% (Continued)
	INSURANCE - 3.9%
4,469	Principal Financial Group, Inc.	$ 179,967
9,923	Unum Group	167,004
		346,971
	LEISURE PRODUCTS - 2.1%
2,257	Hasbro, Inc.	186,699

	OIL & GAS PRODUCERS - 7.7%
2,358	Chevron Corp.	169,776
8,791	HollyFrontier Corp.	173,271
5,832	Marathon Petroleum Corp.	171,111
3,905	Valero Energy Corp.	169,165
		683,323
	OIL & GAS SERVICES & EQUIPMENT - 1.7%
12,648	Halliburton Co.	152,408

	PUBLISHING & BROADCASTING - 2.1%
15,635	TEGNA, Inc.	183,711

	SEMICONDUCTORS - 2.1%
2,794	Maxim Integrated Products, Inc.	188,902

	STEEL - 4.0%
3,970	Nucor Corp.	178,094
6,232	Steel Dynamics, Inc.	178,422
		356,516
	TECHNOLOGY HARDWARE - 6.3%
4,620	Cisco Systems, Inc.	181,982
9,519	HP, Inc.	180,766
3,989	Seagate Technology PLC	196,538
		559,286
	TECHNOLOGY SERVICES - 2.0%
8,330	Western Union Co.	178,512

	TOBACCO & CANNABIS - 1.9%
2,265	Philip Morris International, Inc.	169,852

	TRANSPORTATION EQUIPMENT - 2.1%
881	Cummins, Inc.	186,032

	WHOLESALE - CONSUMER STAPLES - 2.0%
3,915	Archer-Daniels-Midland Co.	182,008

	TOTAL COMMON STOCK (Cost - $9,164,672)	8,685,856

	SHORT-TERM INVESTMENTS - 1.2%
	MONEY MARKET FUNDS - 1.2%
10	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 0.03% **	10
103,410	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 0.00% **	103,410
	TOTAL SHORT-TERM INVESTMENTS (Cost - $103,420)	103,420

	TOTAL INVESTMENTS - 98.5% (Cost - $9,268,092)	$ 8,789,276
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%	137,397
	NET ASSETS - 100.0%	$ 8,926,673

	PLC - Public Limited Company
**	Money market fund; interest rate reflects effective yield on September 30, 2020.

Power Momentum Index VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020
Shares		Fair Value
	COMMON STOCK - 88.2%
	AUTOMOTIVE - 2.1%
2,795	Tesla, Inc. *	$ 1,199,083

	BIOTECH & PHARMA - 2.3%
7,953	Mirati Therapeutics, Inc. *	1,320,596

	CHEMICALS - 5.5%
3,510	Air Products and Chemicals, Inc.	1,045,489
4,213	Linde PLC	1,003,242
56,798	Mosaic Co.	1,037,700
		3,086,431
	COMMERICAL SUPPORT SERVICES - 1.8%
19,508	Rollins, Inc.	1,057,139

	ELECTRIC UTILITIES- 7.7%
59,073	AES Corp.	1,069,812
20,211	Alliant Energy Corp.	1,043,898
53,292	CenterPoint Energy, Inc.	1,031,200
45,044	Clearway Energy, Inc.	1,214,386
		4,359,296
	ELECTRICAL EQUIPMENT - 2.0%
5,889	Generac Holdings, Inc. *	1,140,346

	ENTERTAINMENT CONTENT - 2.0%
6,854	Take-Two Interactive Software, Inc. *	1,132,418

	FOOD - 3.8%
30,519	Darling Ingredients, Inc. *	1,099,600
5,249	McCormick & Co., Inc.	1,018,831
		2,118,431
	FORESTRY, PAPER & WOOD PRODUCTS - 1.8%
34,502	Louisiana-Pacific Corp.	1,018,154

	GAS & WATER UTILITIES - 1.9%
7,431	American Water Works Co., Inc.	1,076,603

	HOME & OFFICE PRODUCTS - 1.9%
5,970	Whirlpool Corp.	1,097,823

	HOUSEHOLD PRODUCTS - 3.8%
11,366	Church & Dwight Co., Inc.	1,065,108
7,596	Procter & Gamble Co.	1,055,768
		2,120,876
	INSTITUTIONAL FINANCIAL SERVICES - 1.9%
22,121	Interactive Brokers Group, Inc.	1,069,108

	INSURANCE - 7.5%
23,675	Brown & Brown, Inc.	1,071,767
13,608	Cincinnati Financial Corp.	1,061,016
5,569	Kinsale Capital Group, Inc.	1,059,112
11,138	Progressive Corp.	1,054,435
		4,246,330
	INTERNET MEDIA & SERVICES - 8.8%
30,328	Pinterest, Inc. *	1,258,915
6,621	Roku, Inc. *	1,250,045
27,130	Twitter, Inc. *	1,207,285
12,205	Zillow Group, Inc. *	1,239,906
		4,956,151
	LEISURE PRODUCTS - 2.2%
12,606	Peloton Interactive, Inc.	1,251,019

	MACHINERY - 1.9%
4,848	Deere & Co.	1,074,462

Power Momentum Index VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
Shares		Fair Value
	COMMON STOCK - 88.2% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 7.6%
8,529	10X Genomics, Inc. *	$ 1,063,396
3,891	ABIOMED, Inc. *	1,078,041
5,131	Danaher Corp.	1,104,858
3,877	West Pharmaceutical Services, Inc.	1,065,787
		4,312,082
	METALS & MINING - 1.8%
63,791	Freeport-McMoRan, Inc.	997,691

	RETAIL - CONSUMER STAPLES- 2.0%
3,117	Costco Wholesale Corp.	1,106,535

	RETAIL - DISCRETIONARY - 3.7%
9,880	Best Buy Co., Inc.	1,099,545
4,376	Lithia Motors, Inc. *	997,465
		2,097,010
	SOFTWARE - 2.3%
2,704	Zoom Video Communications, Inc.	1,271,177

	TECHNOLOGY HARDWARE - 3.8%
9,374	Apple, Inc.	1,085,603
32,709	Corning, Inc.	1,060,099
		2,145,702
	TECHNOLOGY SERVICES - 4.1%
3,322	EPAM Systems, Inc. *	1,073,936
7,684	Square, Inc. *	1,249,034
		2,322,970
	TRANSPORTATION & LOGISTICS - 4.0%
4,508	FedEx Corp.	1,133,852
6,659	United Parcel Service, Inc.	1,109,589
		2,243,441

	TOTAL COMMON STOCK (Cost - $47,155,695)	49,820,874

	EXCHANGE TRADED FUNDS - 9.9%
	DEBT FUNDS - 9.9%
32,372	iShares 1-3 Year Treasury Bond ETF	2,800,502
27,176	Schwab Short-Term U.S. Treasury ETF	1,399,564
22,546	Vanguard Short-Term Treasury ETF	1,399,881
	TOTAL EXCHANGE TRADED FUNDS (Cost - $5,600,327)	5,599,947

	SHORT-TERM INVESTMENT - 1.0%
	MONEY MARKET FUND - 1.0%
129	Dreyfus Treasury Securities Cash Management - Institutional Class, 0.01% **	129
75	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 0.03% **	75
564,390	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 0.00% **	564,390
	TOTAL SHORT-TERM INVESTMENT (Cost - $564,594)	564,594

	COLLATERAL FOR SECURITIES LOANED - 2.4%
1,338,570	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.03% **	1,338,570
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $1,338,570)

	TOTAL INVESTMENTS - 101.5% (Cost - $54,659,186)	$ 57,323,985
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5) %	(849,005)
	NET ASSETS - 100.0%	$ 56,474,980

	ETF - Exchange Traded Fund
	PLC - Public Limited Company
*	Non-income producing security
**	Money market fund; interest rate reflects effective yield on September 30, 2020.

Power VIT Funds

PORTFOLIO OF INVESTMENTS (Unaudited)

September 30, 2020

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities and other assets held by the Funds listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. When the market for these securities is considered active, they will be classified within Level 1 of the fair value hierarchy. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

If market quotations are not readily available or are determined to be unreliable, securities will be valued using the “fair value” procedures approved by the Board. The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Fair Value Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process -  As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their fair values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset, or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2020 for the Funds’ investments measured at fair value:

Power Dividend Index VIT Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 8,685,856	$ -	$ -	$ 8,685,856
Money Market Funds	103,420	-	-	103,420
Total	$ 8,789,276	$ -	$ -	$ 8,789,276

Power Income VIT Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 4,116,640	$ -	$ -	$ 4,116,640
Collateral For Securities Loaned	143,325	-	-	143,325
Money Market Funds	119,134	-	-	119,134
Total	$ 4,379,099	$ -	$ -	$ 4,379,099

Power Momentum Index VIT Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 49,820,874	$ -	$ -	$ 49,820,874
Exchange Traded Funds	5,599,947	-	-	5,599,947
Collateral For Securities Loaned	1,338,570	-	-	1,338,570
Money Market Funds	564,594	-	-	564,594
Total	$ 57,323,985	$ -	$ -	$ 57,323,985

The Funds did not hold any Level 3 securities during the period.

* Refer to the Portfolios of Investments for classification by asset class.

Security Lending - Under an agreement (the “Securities Lending Agreement”) with the Securities Finance Trust Company (“SFTC”), the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Funds’ security lending procedures. The Funds continue to receive interest or dividends on the securities loaned. The Funds have the right under the Securities Lending Agency Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Funds could experience delays or losses on recovery. Additionally, the Funds are subject to the risk of loss from investments made with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

Underlying Investment in other Investment Companies - The Power Income VIT Fund currently seeks to achieve their investment objectives by investing a portion of its assets in JPMorgan Ultra-Short Income ETF (the “Security”). The Fund may redeem its investments from the Security at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Funds will be directly affected by the performance of the Securities. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the respective Security’s N-CSR available at “www.sec.gov”. As of September 30, 2020, the percentage of the Power Income VIT Fund’s net assets invested in the JPMorgan Ultra-Short Income ETF was 32.4%.

Aggregate Unrealized Appreciation and Depreciation – Tax Basis:

	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Power Dividend Index VIT Fund	$ 10,453,847	$ 103,026	$ (1,767,597)	$ (1,664,571)
Power Income VIT Fund	4,257,805	136,588	(15,294)	121,294
Power Momentum Index VIT Fund	54,659,186	3,139,360	(474,561)	2,664,799